PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya Large Cap Value Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.8%
Communication Services : 4.0%
882,520
AT&T, Inc.
$ 19,415,440
3.2
146,739
(1)
Pinterest, Inc. - Class A
4,749,941
0.8
24,165,381
4.0
Consumer Discretionary : 6.1%
143,603  Las Vegas Sands
Corp.
7,228,975
1.2
37,412
Lowe's Cos., Inc.
10,133,040
1.7
64,191
PVH Corp.
6,472,379
1.0
177,945
Tapestry, Inc.
8,359,856
1.4
31,510
Williams-Sonoma, Inc.
4,881,529
0.8
37,075,779
6.1
Consumer Staples : 9.3%
628,233
Kenvue, Inc.
14,531,029
2.4
191,186
Kraft Heinz Co.
6,712,541
1.1
175,458
McCormick & Co., Inc.
14,440,193
2.4
110,010  Mondelez International,
Inc. - Class A
8,104,437
1.3
106,968  Philip Morris
International, Inc.
12,985,915
2.1
56,774,115
9.3
Energy : 7.2%
129,125  Chesapeake Energy
Corp.
10,620,531
1.8
87,955
Chevron Corp.
12,953,133
2.1
61,372
EOG Resources, Inc.
7,544,460
1.3
153,019
HF Sinclair Corp.
6,820,057
1.1
135,104
Schlumberger NV
5,667,613
0.9
43,605,794
7.2
Financials : 19.6%
77,742  American Financial
Group, Inc.
10,464,073
1.7
44,563  Arthur J Gallagher &
Co.
12,538,691
2.1
622,498
Bank of America Corp.
24,700,721
4.0
209,486  Bank of New York
Mellon Corp.
15,053,664
2.5
23,709  Goldman Sachs
Group, Inc.
11,738,563
1.9
87,968  Intercontinental
Exchange, Inc.
14,131,180
2.3
188,844
Lazard, Inc.
9,513,961
1.6
75,786  PNC Financial
Services Group, Inc.
14,009,042
2.3
328,167
SLM Corp.
7,505,179
1.2
119,655,074
19.6
Health Care : 17.9%
80,709
Abbott Laboratories
9,201,633
1.5
48,408
AbbVie, Inc.
9,559,612
1.6
50,764
Alcon, Inc.
5,079,954
0.9
24,758
Amgen, Inc.
7,977,275
1.3
15,940
(1)
Charles River
Laboratories
International, Inc.
3,139,702
0.5
19,038
Cigna Group
6,595,525
1.1
12,981
Elevance Health, Inc.
6,750,120
1.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
8,781
McKesson Corp.
$ 4,341,502
0.7
23,697
Stryker Corp.
8,560,778
1.4
26,752  Thermo Fisher
Scientific, Inc.
16,547,985
2.7
28,759  UnitedHealth Group,
Inc.
16,814,812
2.8
14,098  Universal Health
Services, Inc. - Class B
3,228,583
0.5
12,102
(1)
Vertex
Pharmaceuticals, Inc.
5,628,398
0.9
15,061
(1)
Waters Corp.
5,420,303
0.9
108,846,182
17.9
Industrials : 10.3%
59,717  Booz Allen Hamilton
Holding Corp.
9,719,539
1.6
90,369
(1)
Copart, Inc.
4,735,335
0.8
63,269
Dover Corp.
12,131,198
2.0
114,379
Ingersoll Rand, Inc.
11,227,443
1.8
25,362
Parker-Hannifin Corp.
16,024,219
2.6
20,486
(1)
Saia, Inc.
8,957,708
1.5
62,795,442
10.3
Information Technology : 10.6%
36,434  Accenture PLC - Class
A
12,878,690
2.1
35,716
(1)
Advanced Micro
Devices, Inc.
5,860,281
1.0
26,778
(1)
Aspen Technology, Inc.
6,395,122
1.1
2,413  Constellation Software,
Inc.
7,850,346
1.3
30,803
(1)
DocuSign, Inc.
1,912,558
0.3
232,343
(1)
Dropbox, Inc. - Class A
5,908,482
1.0
128,310
(1)
Freshworks, Inc.
- Class A
1,472,999
0.2
50,579  Micron Technology,
Inc.
5,245,548
0.9
26,034
Pegasystems, Inc.
1,902,825
0.3
25,435
Salesforce, Inc.
6,961,814
1.1
22,600  Taiwan Semiconductor
Manufacturing Co.
Ltd., ADR
3,924,942
0.6
31,640
(1)
Twilio, Inc. - Class A
2,063,561
0.3
36,070
(1)
Zoom Video
Communications, Inc.
- Class A
2,515,522
0.4
64,892,690
10.6
Materials : 3.9%
205,803
Alcoa Corp.
7,939,880
1.3
61,633  CF Industries
Holdings, Inc.
5,288,111
0.9
69,241
Crown Holdings, Inc.
6,638,827
1.1
14,041  Reliance Steel &
Aluminum Co.
4,060,798
0.6
23,927,616
3.9
Real Estate : 3.0%
87,686
Boston Properties, Inc.
7,055,216
1.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
Voya Large Cap Value Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
86,871
Welltower, Inc.
$ 11,122,094
1.8
18,177,310
3.0
Utilities : 6.9%
66,367
DTE Energy Co.
8,522,186
1.4
118,717
Duke Energy Corp.
13,688,070
2.3
110,228
NextEra Energy, Inc.
9,317,573
1.5
440,822
(2)
Prime AET&D Holdings
No 1
—
—
115,090  Public Service
Enterprise Group, Inc.
10,267,179
1.7
41,795,008
6.9
Total Common Stock
(Cost $524,612,791)
601,710,391
98.8
CORPORATE BONDS/NOTES : —%
Financial : —%
1,216,000
(2)(3)
Tropicana
Entertainment LLC
/ Tropicana Finance
Corp., 9.625%,
12/15/2014 —
—
Total Corporate Bonds/
Notes
(Cost $787,908)
—
—
OTHER
(4)
: 0.0%
Energy : 0.0%
1,685,000
(2)(5)
Samson Investment
Co.
—
0.0
Total Other
(Cost $30,842)
—
0.0
WARRANTS : —%
Information Technology : —%
1,823
(2)
Constellation Software,
Inc.
—
—
Total Warrants
(Cost $—)
—
—
Total Long-Term
Investments
(Cost $525,431,541)
601,710,391
98.8
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.2%
Mutual Funds : 1.2%
7,418,000
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
(Cost $7,418,000) $ 7,418,000 1.2
Total Short-Term
Investments
(Cost $7,418,000)
$ 7,418,000
1.2
Total Investments in
Securities
(Cost $532,849,541) $ 609,128,391 100.0
Assets in Excess of
Other Liabilities 119,785 0.0
Net Assets $ 609,248,176 100.0
ADR American Depositary Receipt
(1)
Non-income producing security.
(2)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(3)
Defaulted security.
(4)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(5)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2024, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(6)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
3
Voya Large Cap Value Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 24,165,381 $ — $ — $ 24,165,381
Consumer Discretionary 37,075,779 — — 37,075,779
Consumer Staples 56,774,115 — — 56,774,115
Energy 43,605,794 — — 43,605,794
Financials 119,655,074 — — 119,655,074
Health Care 108,846,182 — — 108,846,182
Industrials 62,795,442 — — 62,795,442
Information Technology 64,892,690 — — 64,892,690
Materials 23,927,616 — — 23,927,616
Real Estate 18,177,310 — — 18,177,310
Utilities 41,795,008 — — 41,795,008
Total Common Stock 601,710,391 — — 601,710,391
Warrants — — — —
Short-Term Investments 7,418,000 — — 7,418,000
Total Investments, at fair value $ 609,128,391 $ — $ — $ 609,128,391
At September 30, 2024, Voya Large Cap Value Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Samson Investment Co. 6/28/2017 $ 30,842 $ —
$ 30,842 $ —
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 83,125,095
Gross Unrealized Depreciation (6,846,244)
Net Unrealized Appreciation $ 76,278,851